Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of significant accounting policies (Details) [Line Items]
Operating Loss Carryforwards	$ 1,950,745
Deferred Tax Assets, Gross	$ 663,000
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years